Tidal Trust IV

234 West Florida Street, Suite 700

Milwaukee, WI 53204

August 26, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”)
File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, Emerging Markets GPU ETF, China AI Tigers LLM ETF, and China AI ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 23, 2026, and filed electronically as Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A on August 21, 2026.

If you have any questions or require further information, please contact Britny Hawk at (262) 276-0633 or bhawk@tidalfg.com.

Sincerely,

/s/ Britny Hawk

Britny Hawk

Counsel II

Tidal Investments LLC, on behalf of Tidal Trust IV